Annual Fund Operating Expenses - Institutional Z - Harding Loevner International Equity Portfolio - Institutional Class Z	Feb. 28, 2021
Operating Expenses:
Management Fees	0.67%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%	[1]

[1]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.